Business Combinations - Schedule of Acquired Finite-Lived Intangible Assets by Major Class (Details) - Gravitas Education Holdings, Inc. - USD ($) $ in Thousands	Dec. 13, 2023	Dec. 31, 2024	Dec. 13, 2024
Business Acquisition [Line Items]
Purchase price allocation		$ 7,750	$ 7,750
Student base (Childcare)
Business Acquisition [Line Items]
Purchase price allocation			4,000
Useful lives (in years)	4 years
Franchise relationships
Business Acquisition [Line Items]
Purchase price allocation			1,700
Useful lives (in years)	10 years
Brands
Business Acquisition [Line Items]
Purchase price allocation			1,600
Useful lives (in years)	10 years
Content
Business Acquisition [Line Items]
Purchase price allocation			$ 450
Useful lives (in years)	5 years